CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Hanwha Solar CNY	Public CNY	Ordinary shares USD ($)	Ordinary shares CNY	Ordinary shares Hanwha Solar CNY	Ordinary shares Public CNY	Additional paid-in-capital USD ($)	Additional paid-in-capital CNY	Additional paid-in-capital Hanwha Solar CNY	Additional paid-in-capital Public CNY	Statutory Reserves USD ($)	Statutory Reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Non-Controlling interest USD ($)	Accumulated other comprehensive loss-foreign currency CNY
Beginning Balance at Dec. 31, 2009		2,811,653,000				227,000				2,331,797,000				69,564,000		410,065,000
Beginning Balance (in shares) at Dec. 31, 2009						290,708,739
Exercise of stock options and vesting of restricted stock units (in shares)						1,762,500
Exercise of stock options and vesting of restricted stock units		12,166,000								12,166,000
Settlement of stock options exercised with shares held by depository bank						(1,762,500)
Share-based compensation		31,963,000								31,963,000
Shares issued to depository bank						1,500,000
Shares issued to depository bank						1,000				(1,000)
Net proceeds from issuance of ordinary shares (in shares)		128,436,693					82,436,693	46,000,000
Net proceeds from issuance of ordinary shares			1,059,812,000	521,302,000			55,000	31,000			1,059,757,000	521,271,000
Net income for the period		757,357,000														757,357,000
Appropriation of statutory reserves														100,436,000		(100,436,000)
Ending Balance at Dec. 31, 2010		5,194,253,000				314,000				3,956,953,000				170,000,000		1,066,986,000
Ending Balance (in shares) at Dec. 31, 2010						420,645,432
Exercise of stock options and vesting of restricted stock units (in shares)						2,358,200
Exercise of stock options and vesting of restricted stock units		1,135,000				1,000				1,134,000
Settlement of stock options exercised with shares held by depository bank						(2,358,200)
Share-based compensation		38,331,000								38,331,000
Shares issued to depository bank		1,750,000				1,750,000
Net income for the period		(930,104,000)														(930,104,000)
Appropriation of statutory reserves														4,456,000		(4,456,000)
Ending Balance at Dec. 31, 2011		4,303,615,000				315,000				3,996,418,000				174,456,000		132,426,000
Ending Balance (in shares) at Dec. 31, 2011						422,395,432
Exercise of stock options and vesting of restricted stock units (in shares)						1,090,610
Exercise of stock options and vesting of restricted stock units						1,000				(1,000)
Settlement of restricted stock units vested with shares held by depository bank						(1,090,610)
Share-based compensation		7,782,000								7,782,000
Shares issued to depository bank	1,000,000					1,000,000
Net income for the period	(250,856,000)	(1,562,859,000)														(1,562,859,000)
Other comprehensive loss		(1,219,000)																(1,219,000)
Ending Balance at Dec. 31, 2012	$ 440,974,000	2,747,319,000			$ 51,000	316,000			$ 642,718,000	4,004,199,000			$ 28,002,000	174,456,000	$ (229,600,000)	(1,430,433,000)	$ (197,000)	(1,219,000)
Ending Balance (in shares) at Dec. 31, 2012					423,395,432